Basis of Presentation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2020
Basis of presentation.
Assets	€ 19,712	€ 21,405		€ 20,992
Equity	7,603	8,606	[1]	7,513	[1]	€ 7,977	[1]
Liabilities	12,109	12,799		13,479
Profit/(loss) for the year	€ 500	€ 213		163	[1]
Increase (decrease) due to corrections of prior period errors | Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation.
Equity								€ (457)
Investment in associate								€ (457)
Biotek America LLC ("ITK JV") | Increase (decrease) due to corrections of prior period errors
Basis of presentation.
Assets				151
Equity				(40)
Liabilities				191
Profit/(loss) for the year				€ (17)		€ (23)

[1]	(See Note 2.d)